PIGF | PIGF Putnam International Growth Fund
Fund Summary
Goal
Putnam International Growth Fund seeks long-term capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam International Growth Fund	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam International Growth Fund		Class A	Class B	Class C	Class M	Class R	Class R6		Class Y
Management fees	[1]	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%		0.91%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.35%	0.35%	0.35%	0.35%	0.35%	0.17%	[2]	0.35%
Total annual fund operating expenses		1.51%	2.26%	2.26%	2.01%	1.76%	1.08%		1.26%
Expense reimbursement	[3]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)		(0.11%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	0.97%		1.15%
[1]	Management fees are subject to a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI EAFE Growth Index (ND). For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.922%.
[2]	Other expenses are based on the expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through January 30, 2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam International Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	709	1,015	1,342	2,264
Class B	718	996	1,400	2,398
Class C	318	696	1,200	2,587
Class M	536	948	1,385	2,597
Class R	168	543	944	2,064
Class R6	99	333	585	1,307
Class Y	117	389	681	1,513

Expense Example, No Redemption - Putnam International Growth Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	218	696	1,200	2,398
Class C	218	696	1,200	2,587

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 96%.
Investments, risks, and performance
Investments
We invest mainly in common stocks of companies of any size in established and emerging markets outside the United States. We invest mainly in growth stocks, which are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 23.79% Worst calendar quarter Q3 2011 −24.06%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam International Growth Fund		Label	1 Year	5 Years	10 Years
Class A		before taxes	(22.99%)	(1.59%)	5.84%
Class A | after taxes on distributions			(22.99%)	(1.65%)	5.74%
Class A | after taxes on distributions and sale of fund shares			(13.61%)	(1.18%)	4.80%
Class B		before taxes	(22.99%)	(1.56%)	5.83%
Class C		before taxes	(19.78%)	(1.18%)	5.66%
Class M		before taxes	(21.59%)	(1.62%)	5.56%
Class R		before taxes	(18.53%)	(0.69%)	6.20%
Class R6	[1]	before taxes	(18.05%)	(0.17%)	6.75%
Class Y		before taxes	(18.10%)	(0.18%)	6.74%
MSCI EAFE Growth Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)			(12.83%)	1.62%	7.07%
[1]	Performance for class R6 shares prior to its inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.